PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT

6.	PROPERTY, PLANT AND EQUIPMENT

The reconciliation of the carrying amounts of the items comprising “Property, plant and equipment” at the beginning and end of the reporting period:

Cost	Balance at 12/31/2021	Additions	Derecognitions	Balance at 12/31/2022
Machinery and equipment	247	147	-	394
Other fixtures, fittings and tools	10	-	-	10
Total	257	147	-	404
Accumulated depreciation (Note 13)

Machinery and equipment	(121)	(79)	-	(200)
Other fixtures, fittings and tools	(3)	(1)	-	(4)
Total	(124)	(80)	-	(204)
Carrying amount	133	67	-	200

Cost	Balance at 12/31/2020	Additions	Derecognitions	Balance at 12/31/2021
Machinery and equipment	167	80	-	247
Other fixtures, fittings and tools	10	-	-	10
Total	177	80	-	257
Accumulated depreciation (Note 13)

Machinery and equipment	(68)	(53)	-	(121)
Other fixtures, fittings and tools	(2)	(1)	-	(3)
Total	(70)	(54)	-	(124)
Carrying amount	107	26	-	133

Additions in 2022 and 2021 mainly correspond to new machines and equipment in Colombia, Argentina, Spain and Mexico.